Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
(a)
Axon Enterprise, Inc. .................. 278 $ 155,850
Honeywell Aerospace, Inc. .............. 1,094 241,861
Rocket Lab Corp. ..................... 1,999 203,198
600,909
Beverages — 3.3%
Coca-Cola Europacific Partners plc ......... 1,540 154,108
Keurig Dr Pepper, Inc. ................. 4,699 153,798
Monster Beverage Corp.
(a)
............... 3,378 324,693
632,599
Biotechnology — 10.6%
Alnylam Pharmaceuticals, Inc.
(a)
........... 460 138,474
Amgen, Inc. ........................ 1,864 674,992
Gilead Sciences, Inc. .................. 4,288 541,746
Regeneron Pharmaceuticals, Inc. .......... 356 221,980
Vertex Pharmaceuticals, Inc.
(a)
............ 877 435,632
2,012,824
Broadline Retail — 2.5%
(a)
MercadoLibre, Inc. .................... 175 297,043
PDD Holdings, Inc. , ADR
(b)
.............. 2,307 175,978
473,021
Commercial Services & Supplies — 1.7%
Cintas Corp. ........................ 1,382 235,051
Copart, Inc.
(a)
....................... 3,195 90,067
325,118
Communications Equipment — 1.2%
Lumentum Holdings, Inc.
(a)
.............. 269 230,818
Construction & Engineering — 0.9%
Ferrovial NV
(b)
....................... 2,485 170,496
Diversified Telecommunication Services — 1.6%
Comcast Corp. , Class A ................ 12,304 302,063
Electric Utilities — 4.8%
American Electric Power Co., Inc. .......... 1,879 257,066
Constellation Energy Corp. .............. 1,247 309,717
Exelon Corp. ........................ 3,534 164,755
Xcel Energy, Inc. ..................... 2,156 173,127
904,665
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A .............. 3,426 190,143
Entertainment — 3.0%
Electronic Arts, Inc. ................... 866 177,565
Take-Two Interactive Software, Inc.
(a)
........ 641 160,237
Warner Bros Discovery, Inc.
(a)
............ 8,659 230,849
568,651
Financial Services — 0.7%
PayPal Holdings, Inc. .................. 3,046 131,526
Food Products — 1.9%
Kraft Heinz Co. (The) .................. 4,116 97,220
Mondelez International, Inc. , Class A ........ 4,433 256,405
353,625
Ground Transportation — 2.4%
CSX Corp. ......................... 6,417 305,000
Old Dominion Freight Line, Inc. ........... 718 155,519
460,519
Security
Shares
Shares Value
Health Care Equipment & Supplies — 4.3%
Dexcom, Inc.
(a)
...................... 1,339 $ 90,182
GE HealthCare Technologies, Inc. ......... 1,569 100,432
IDEXX Laboratories, Inc.
(a)
............... 272 143,192
Intuitive Surgical, Inc.
(a)
................. 1,223 486,362
820,168
Hotels, Restaurants & Leisure — 8.9%
Airbnb, Inc. , Class A
(a)
.................. 1,443 206,493
Booking Holdings, Inc. ................. 2,676 476,970
DoorDash, Inc. , Class A
(a)
............... 1,421 262,217
Marriott International, Inc. , Class A ......... 911 337,608
Starbucks Corp. ...................... 3,936 402,220
1,685,508
Industrial Conglomerates — 1.3%
Honeywell International, Inc. ............. 1,094 244,947
IT Services — 3.4%
(a)
CoreWeave, Inc. , Class A ............... 1,546 153,889
Shopify, Inc. , Class A .................. 4,212 480,926
634,815
Machinery — 1.2%
PACCAR, Inc. ....................... 1,818 218,378
Oil, Gas & Consumable Fuels — 0.9%
Diamondback Energy, Inc. ............... 972 170,858
Professional Services — 2.9%
Automatic Data Processing, Inc. ........... 1,381 309,275
Paychex, Inc. ....................... 1,237 121,634
Thomson Reuters Corp.
(b)
............... 1,323 108,049
538,958
Semiconductors & Semiconductor Equipment — 17.2%
ARM Holdings plc , ADR
(a) (b)
.............. 1,464 519,091
ASML Holding NV (Registered), NYRS , ADR .. 316 628,663
Astera Labs, Inc.
(a)
.................... 592 285,948
Marvell Technology, Inc. ................ 3,021 899,926
Microchip Technology, Inc. ............... 1,872 170,726
Monolithic Power Systems, Inc. ........... 170 235,001
NXP Semiconductors NV ............... 872 245,058
Teradyne, Inc. ....................... 541 261,757
3,246,170
Software — 13.4%
Adobe, Inc.
(a)
........................ 1,396 286,208
Autodesk, Inc.
(a)
...................... 729 141,732
Cadence Design Systems, Inc.
(a)
.......... 953 357,680
Datadog, Inc. , Class A
(a)
................ 1,143 297,592
Fortinet, Inc.
(a)
....................... 2,530 388,659
Intuit, Inc. .......................... 945 246,645
Nebius Group NV , Class A
(a)
............. 761 210,165
Roper Technologies, Inc. ................ 348 117,760
Strategy, Inc. , Class A
(a)
................ 1,142 99,274
Synopsys, Inc.
(a)
..................... 661 294,852
Workday, Inc. , Class A
(a)
................ 693 84,837
2,525,404
Specialty Retail — 2.6%
O'Reilly Automotive, Inc.
(a)
............... 2,862 263,562
Ross Stores, Inc. ..................... 1,113 236,902
500,464
Technology Hardware, Storage & Peripherals — 4.0%
Western Digital Corp. .................. 1,190 760,077

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.0%
Fastenal Co. ........................ 3,965 $ 190,439
Total Long-Term Investments — 99 .9%
(Cost: $ 16,777,897 ) ............................... 18,893,163
Short-Term Securities
Money Market Funds — 5.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 936,805 937,086
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 8,964 8,964
Total Short-Term Securities — 5 .0%
(Cost: $ 946,003 ) ................................. 946,050
Total Investments — 104 .9%
(Cost: $ 17,723,900 ) ............................... 19,839,213
Liabilities in Excess of Other Assets — (4.9) % ............. (930,462)
Net Assets — 100.0% ...............................
$ 18,908,751
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 405,984 $ 531,065
(a)
$ — $ (48) $ 85 $ 937,086 936,805 $ 282
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 14,268 — (5,304)
(a)
— — 8,964 8,964 182 —
$ (48) $ 85 $ 946,050 $ 464 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,893,163 $ — $ — $ 18,893,163
Short-Term Securities
Money Market Funds ...................................... 946,050 — — 946,050
$ 19,839,213 $ — $ — $ 19,839,213
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares